Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Aggregate maximum exposures under Administrative Services Contracts to banks for funding claims paid to customers	$ 250,000,000
Contractual obligations to maintain the required level of separate account assets for specific pensions annuities	2,800,000,000	3,900,000,000
Settlement payment upon final court approval	60,000,000
Settlement payment upon validation	60,000,000
Litigation-related settlement (2012)	78,000,000	0	0
Rental expenses for operating leases of office space and certain computer and other equipment	142,000,000	133,000,000	152,000,000
Operating Leases, Future Minimum Payments Due [Abstract]
2013	123,000,000
2014	101,000,000
2015	59,000,000
2016	39,000,000
2017	30,000,000
Funding Requirements For Partnerhips Investments And Commercial Mortgage Loans [Abstract]
2013	85,000,000
2014	55,000,000
2015	45,000,000
2016	27,000,000
2017	$ 18,000,000